Quarterly Holdings Report
for
Fidelity® Trend Fund
March 31, 2022
TRE-NPRT1-0522
1.799849.118
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 12.1%
Entertainment - 0.9%
Endeavor Group Holdings, Inc. (a)	26,700	788
Live Nation Entertainment, Inc. (a)	246,200	28,963
		29,751
Interactive Media & Services - 10.4%
Alphabet, Inc. Class A (a)	85,867	238,826
IAC (a)	28,527	2,861
Meta Platforms, Inc. Class A (a)	293,464	65,255
Snap, Inc. Class A (a)	315,900	11,369
Vimeo, Inc. (a)	49,885	593
		318,904
Media - 0.8%
Cable One, Inc. (b)	8,794	12,877
Charter Communications, Inc. Class A (a)	20,100	10,965
		23,842
TOTAL COMMUNICATION SERVICES		372,497
CONSUMER DISCRETIONARY - 24.8%
Automobiles - 4.3%
Tesla, Inc. (a)	122,030	131,500
Hotels, Restaurants & Leisure - 4.9%
Airbnb, Inc. Class A (a)	136,300	23,411
Booking Holdings, Inc. (a)	10,700	25,128
Caesars Entertainment, Inc. (a)	256,700	19,858
Chipotle Mexican Grill, Inc. (a)	14,968	23,680
Compass Group PLC	966,216	20,793
Hilton Worldwide Holdings, Inc. (a)	163,324	24,783
Marriott International, Inc. Class A (a)	70,400	12,373
		150,026
Internet & Direct Marketing Retail - 9.7%
Amazon.com, Inc. (a)	82,245	268,120
Chewy, Inc. (a)(b)	105,550	4,304
Etsy, Inc. (a)	86,900	10,800
Farfetch Ltd. Class A (a)(b)	496,800	7,512
Global-e Online Ltd. (a)	162,300	5,482
Wayfair LLC Class A (a)	18,307	2,028
		298,246
Leisure Products - 0.0%
Callaway Golf Co. (a)(b)	58,854	1,378
Specialty Retail - 1.4%
Floor & Decor Holdings, Inc. Class A (a)	101,400	8,213
Industria de Diseno Textil SA	316,600	6,903
RH (a)	26,346	8,591
TJX Companies, Inc.	245,850	14,894
Victoria's Secret & Co. (a)	66,533	3,417
		42,018
Textiles, Apparel & Luxury Goods - 4.5%
Capri Holdings Ltd. (a)	473,804	24,349
Hermes International SCA	18,900	27,003
lululemon athletica, Inc. (a)	22,200	8,108
LVMH Moet Hennessy Louis Vuitton SE	33,330	23,791
Moncler SpA	185,000	10,384
NIKE, Inc. Class B	273,281	36,773
Ralph Lauren Corp.	59,400	6,738
		137,146
TOTAL CONSUMER DISCRETIONARY		760,314
CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Monster Beverage Corp. (a)	147,959	11,822
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	32,647	18,800
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	31,900	8,687
TOTAL CONSUMER STAPLES		39,309
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pioneer Natural Resources Co.	47,900	11,976
FINANCIALS - 3.2%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	136,998	8,402
Capital Markets - 2.9%
Ares Management Corp.	147,100	11,949
BlackRock, Inc. Class A	12,359	9,444
Brookfield Asset Management, Inc. Class A	251,800	14,244
Intercontinental Exchange, Inc.	118,700	15,683
Moody's Corp.	59,511	20,080
MSCI, Inc.	36,313	18,261
		89,661
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd. (b)	1,826	104
TOTAL FINANCIALS		98,167
HEALTH CARE - 10.3%
Biotechnology - 0.7%
Horizon Therapeutics PLC (a)	217,800	22,915
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (a)	28,200	12,295
Boston Scientific Corp. (a)	2,192	97
Hoya Corp.	109,800	12,513
IDEXX Laboratories, Inc. (a)	53,555	29,298
Insulet Corp. (a)	38,813	10,339
Intuitive Surgical, Inc. (a)	70,968	21,410
Masimo Corp. (a)	77,587	11,292
Stryker Corp.	71,207	19,037
		116,281
Health Care Technology - 0.4%
Inspire Medical Systems, Inc. (a)	42,400	10,884
Medlive Technology Co. Ltd. (c)	122,000	122
Veeva Systems, Inc. Class A (a)	7,000	1,487
		12,493
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	14,600	1,111
Danaher Corp.	86,900	25,490
Sartorius Stedim Biotech	32,400	13,351
Thermo Fisher Scientific, Inc.	37,160	21,949
West Pharmaceutical Services, Inc.	59,057	24,255
		86,156
Pharmaceuticals - 2.6%
Eli Lilly & Co.	157,751	45,175
Zoetis, Inc. Class A	176,300	33,248
		78,423
TOTAL HEALTH CARE		316,268
INDUSTRIALS - 6.2%
Aerospace & Defense - 2.9%
Axon Enterprise, Inc. (a)	115,617	15,924
HEICO Corp. Class A	192,488	24,413
Howmet Aerospace, Inc.	806,800	28,996
TransDigm Group, Inc. (a)	31,177	20,313
		89,646
Commercial Services & Supplies - 0.8%
Cintas Corp.	58,403	24,844
Machinery - 0.4%
Nordson Corp.	58,533	13,292
Professional Services - 0.4%
CoStar Group, Inc. (a)	199,570	13,293
Road & Rail - 1.3%
Old Dominion Freight Lines, Inc.	59,400	17,742
Uber Technologies, Inc. (a)	575,565	20,536
		38,278
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	203,500	10,232
TOTAL INDUSTRIALS		189,585
INFORMATION TECHNOLOGY - 41.1%
Electronic Equipment & Components - 1.0%
Novanta, Inc. (a)	130,595	18,582
Zebra Technologies Corp. Class A (a)	28,367	11,735
		30,317
IT Services - 8.6%
Block, Inc. Class A (a)	29,150	3,953
Cloudflare, Inc. (a)	82,746	9,905
Dlocal Ltd.	39,200	1,225
EPAM Systems, Inc. (a)	47,686	14,144
Gartner, Inc. (a)	86,430	25,709
Globant SA (a)	163,831	42,935
MasterCard, Inc. Class A	334,237	119,450
MongoDB, Inc. Class A (a)	60,884	27,008
Shopify, Inc. Class A (a)	7,400	5,002
Snowflake, Inc. (a)	24,800	5,682
TDCX, Inc. ADR	8,200	100
Toast, Inc. (b)	8,400	183
Twilio, Inc. Class A (a)	44,400	7,318
		262,614
Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices, Inc. (a)	190,200	20,796
ASML Holding NV	32,102	21,442
GlobalFoundries, Inc.	276,500	17,259
Lam Research Corp.	38,517	20,707
Marvell Technology, Inc.	535,600	38,408
Microchip Technology, Inc.	555,076	41,708
Monolithic Power Systems, Inc.	56,800	27,587
NVIDIA Corp.	526,036	143,534
Qualcomm, Inc.	149,900	22,908
Renesas Electronics Corp. (a)	276,900	3,208
		357,557
Software - 12.1%
Adobe, Inc. (a)	81,134	36,966
ANSYS, Inc. (a)	33,691	10,702
Atlassian Corp. PLC (a)	70,784	20,798
Autodesk, Inc. (a)	74,229	15,911
Bill.Com Holdings, Inc. (a)	37,300	8,459
Cadence Design Systems, Inc. (a)	150,769	24,795
CCC Intelligent Solutions Holdings, Inc. (d)	27,668	305
Coupa Software, Inc. (a)	31,064	3,157
Datadog, Inc. Class A (a)	40,700	6,165
Digital Turbine, Inc. (a)	105,300	4,613
Five9, Inc. (a)	92,087	10,166
GitLab, Inc.	2,800	152
HashiCorp, Inc.	4,600	248
Intuit, Inc.	35,821	17,224
Microsoft Corp.	562,700	173,486
RingCentral, Inc. (a)	30,838	3,615
Salesforce.com, Inc. (a)	116,937	24,828
The Trade Desk, Inc. (a)	152,770	10,579
		372,169
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	1,355,076	236,610
TOTAL INFORMATION TECHNOLOGY		1,259,267
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Zillow Group, Inc. Class A (a)	32,500	1,567
UTILITIES - 0.4%
Electric Utilities - 0.2%
NextEra Energy, Inc.	87,600	7,421
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp. (b)	133,763	5,859
TOTAL UTILITIES		13,280
TOTAL COMMON STOCKS (Cost $1,592,518)		3,062,230

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.31% (e)	6,455,859	6,457
Fidelity Securities Lending Cash Central Fund 0.31% (e)(f)	20,445,885	20,448
TOTAL MONEY MARKET FUNDS (Cost $26,905)		26,905

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,619,423)	3,089,135
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(22,176)
NET ASSETS - 100.0%	3,066,959

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,000 or 0.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $305,000 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	277

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	4,208	72,278	70,029	2	-	-	6,457	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	29,085	84,977	93,614	7	-	-	20,448	0.0%
Total	33,293	157,255	163,643	9	-	-	26,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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